Outstanding Loans and Leases - Credit Card and Other Consumer - Impaired Loans (Details) (Credit card and other consumer, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Fixed payment plan period for loans modified	60 months
Threshold period past due for write-off of financing receivable	180 days
Threshold period past due for write-off of financing receivable after placed on fixed payment plan	120 days
Direct/Indirect Consumer
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With no recorded allowance	$ 59	$ 75
With an allowance recorded	76	242
Total	135	317
Impaired Financing Receivable, Recorded Investment [Abstract]
With no recorded allowance	25	32
With an allowance recorded	92	282
Total	117	314
Related Allowance	24	84
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With no recorded allowance	27	42	58
With an allowance recorded	180	456	929
Total	207	498	987
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With no recorded allowance	0	0	0
With an allowance recorded	9	24	50
Total	9	24	50
Other consumer
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With no recorded allowance	0	34
With an allowance recorded	0	27
Total	0	61
Impaired Financing Receivable, Recorded Investment [Abstract]
With no recorded allowance	0	34
With an allowance recorded	0	26
Total	0	60
Related Allowance	0	9
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With no recorded allowance	33	34	35
With an allowance recorded	23	28	29
Total	56	62	64
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With no recorded allowance	2	2	2
With an allowance recorded	1	2	2
Total	3	4	4
United States | Credit Card Receivable
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With an allowance recorded	804	1,384
Total	804	1,384
Impaired Financing Receivable, Recorded Investment [Abstract]
With an allowance recorded	856	1,465
Total	856	1,465
Related Allowance	207	337
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With an allowance recorded	1,148	2,144	4,085
Total	1,148	2,144	4,085
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With an allowance recorded	71	134	253
Total	71	134	253
Non United States | Credit Card Receivable
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
With an allowance recorded	132	200
Total	132	200
Impaired Financing Receivable, Recorded Investment [Abstract]
With an allowance recorded	168	240
Total	168	240
Related Allowance	108	149
Impaired Financing Receivable, Average Recorded Investment [Abstract]
With an allowance recorded	210	266	464
Total	210	266	464
Impaired Financing Receivable, Interest Income, Accrual and Cash Basis Method [Abstract]
With an allowance recorded	6	7	10
Total	$ 6	$ 7	$ 10